[LIBERTY FUNDS LOGO]

                                  [COVER PHOTO]

               Liberty Growth
                 Stock Fund

                Annual Report
             September 30, 2000

--------------------------------------------------------------------------------
President's Message
--------------------------------------------------------------------------------

[PHOTO OMITTED]

Dear Shareholder:

I am pleased to present the fiscal year 2000 annual report for the Liberty Growth Stock Fund. You may have noticed that your Fund has a new name. As of July 14, the names of our funds were changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. The goal at all Liberty funds remains the same: to help you reach for financial freedom -- however you define it.

The past year initially brought a strong U.S. equity market, particularly for growth stocks. As enthusiasm for a technology-intensive economy swelled, the market split into the "haves" (companies that create, deliver, or extensively utilize technology and telecommunications) and the "have-nots" (almost anything else).

By March it also was clear that the Federal Reserve had not yet managed to rein in the inflationary pressures in the U.S. economy. Faced with the prospect of higher inflation and additional interest rate hikes, investors became increasingly uncertain. The strong run-up in technology and growth stocks came to an abrupt halt.

In search of more predictable earnings and less expensive valuations, investors turned to stocks in other sectors during the second half of the year. Previously overlooked and in many cases undervalued stocks in non-technology industries advanced, while most growth stocks retreated.

Looking back at these results, I am reminded of the importance of maintaining a long-term perspective when investing. Uncertainty and periodic dips in the valuation of high-flying stocks are as much a part of the investing experience as growth potential and dividends. Yet over time the markets have continued to advance.

The following report contains detailed information about the Fund and the strategies used to achieve a one-year total return of nearly 34% without a sales charge for Class A shares. I encourage you to review the report carefully.

As always, we thank you for choosing Liberty Funds and for giving us the opportunity to serve your investment needs.

Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
November 20, 2000

-----------------------------------------------------
Performance Highlights

Net asset value per share (as of 9/30/00)
         Class A                 $21.40
         Class B                 $20.96
         Class C                 $20.93
         Class K                 $21.44
-----------------------------------------------------

---------------------------
Not FDIC  May Lose Value
Insured   No Bank Guarantee
---------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Value of an Initial
$10,000 Investment
9/30/90 - 9/30/00

[MOUNTAIN GRAPH OMITTED]

                                             9/30/90        9/30/00
                                             -------        -------

Class A Shares (with sales charge)           $10,000        $61,221
Class A Shares (without sales charge)        $10,000        $64,922
S&P 500 Index                                $10,000        $58,994

Performance of a $10,000 investment
in all share classes 9/30/90-9/30/00

             Without      With
              Sales       Sales
              Charge     Charge
------------------------------------
Class A      $64,922    $61,221
------------------------------------
Class B      $60,448    $60,448
------------------------------------
Class C      $60,361    $60,361
------------------------------------
Class K      $64,807    $64,807

The S&P 500 Index is an unmanaged group of large-cap stocks that differs from the composition of the Fund. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.

Average Annual Total Returns as of 9/30/00

Share Class                          A                        B                        C                     K
Inception Date                   10/15/97                 10/15/97                 10/15/97               2/14/97
--------------------------------------------------------------------------------------------------------------------
                           Without       With        Without     With         Without      With           Without
                            Sales        Sales        Sales      Sales         Sales       Sales           Sales
                           Charge       Charge       Charge     Charge        Charge      Charge          Charge
--------------------------------------------------------------------------------------------------------------------
1 year                     33.92%       26.25%       32.99%     27.99%        32.97%      31.97%          34.25%
--------------------------------------------------------------------------------------------------------------------
5 years                    25.11%       23.63%       24.23%     24.06%        24.19%      24.19%          25.00%
--------------------------------------------------------------------------------------------------------------------
10 years                   20.57%       19.86%       19.71%     19.71%        19.69%      19.69%          20.55%
--------------------------------------------------------------------------------------------------------------------

Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year
- 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Liberty Growth Stock Fund invests all of its investable assets in Stein Roe & Farnham Growth Stock Portfolio, which has the same investment objective and substantially the same investment policies as the Fund. The Fund commenced operation on 2/14/97, but until 10/15/97, only offered the shares that are now designated as Class K shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements performance would have been lower. The historical performance of the Fund's remaining share classes for all periods is based on the performance of the Stein Roe Growth Stock Fund, restated to reflect sales charges, 12b-1 fees and other expenses applicable to that class as set forth in the prospectus "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of the Fund's future performance.

--------------------------------------------------------------------------------
Portfolio Manager's Report
--------------------------------------------------------------------------------

Top 10 holdings (as of 9/30/00)

Corning Inc                            4.6%
EMC Corp                               4.4%
Enron Corp                             4.3%
Citigroup Inc                          4.2%
General Electric Co                    3.9%
America Online Inc                     3.8%
Pfizer Inc                             3.6%
Tyco International Ltd                 3.6%
Calpine Co                             3.5%
Cisco Systems Inc                      3.3%

Holdings are calculated as a percentage of the net assets in SR&F Growth Stock Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain these holdings in the future.

Bought
--------------------------------------------------------------------------------
America Online (AOL), 3.8% of net assets, a national Internet service provider. We purchased this stock because we believe the proposed merger with Time Warner will go through, creating a dominant worldwide media company.

Sold
--------------------------------------------------------------------------------
Novellus, 1.2% of net assets, a semiconductor equipment manufacturer. We chose to reduce our position in this stock because we believe growth rates for semiconductor equipment manufacturers have begun to slow.

For the 12 months ended September 30, 2000, Liberty Growth Stock Fund generated a total return of 33.92%, outperforming the 13.27% total return for the Standard & Poor's 500 Index by a wide margin. The Fund's strong performance can be attributed to our investments in technology stocks and later to a reduction in our technology holdings.

Dramatic swings for growth stocks

U.S. equity markets chalked up strong, even phenomenal, gains between October 1999 and mid-March 2000. Driven by a belief in technological advances and their potential to transform economies worldwide, investors rapidly bid up the prices of technology and telecommunications stocks, elevating the major stock market indexes to record levels. However, as it became clear that many tech companies would not be able to meet investors' expectations for profits and earnings, the market lost confidence in technology's near-term prospects, and the indexes plummeted even more quickly than they had risen. The final months of the fiscal year were marked by substantial short-term price swings.

Technology still the undisputed victor

The technology sector proved to be the biggest contributor to the Fund's healthy total return, despite the price declines for this sector in the second half of the period. One reason was our emphasis on premier companies -- industry-leading competitors that are involved in the buildout of the Internet or rebuilding the existing telecommunications infrastructure. Though not immune to technology's woes, holdings like Cisco Systems, Nortel and Corning (3.3%, 2.6% and 4.6%, respectively, of net assets) managed to make sizable contributions to the Fund's bottom line. Another technology stock that performed well was EMC (4.4% of net assets), a dominant company in the rapidly expanding area of data storage.

These positive results were offset by a very disappointing outcome for our semiconductor stocks. Although semiconductors come in greater variety and are used in an ever-growing number of applications, demand and profits remain highly cyclical. Fortunately, our holdings in this area were relatively small, so the impact of the most recent downturn was limited.

Late-period gains for financial services and health-care stocks

Recognizing that the upheaval in technology would take some time to sort itself out, we opted at mid-year to reduce the Portfolio's allocation to that sector from 53% of net assets to 42%. We shifted our attention to health care and financial services, two areas that dominated the market after March.

Government and regulatory issues had kept health-care stocks in the doldrums for the prior two years. Despite this, we have had sizable investments in health care, as we believe that baby boomers will demand better health care in the future. When investors turned away from technology in favor of companies with more reliable earnings, our large-cap health-care stocks definitely benefited.

Noteworthy contributors included Johnson & Johnson (2.9% of net assets) and Pfizer (3.6% of net assets). Johnson & Johnson lay fallow for two years, until investors recently recognized the innovations it has wrought in its core product line. Pfizer, one the world's largest pharmaceuticals concerns, has several points in its favor. Following its recent merger with Warner-Lambert, management should have significant cost-cutting opportunities. It also possesses one of the strongest sales forces in the industry and a well-stocked product pipeline.

As for our financial services stocks, the leaders included companies like Citigroup and General Electric (4.2% and 3.8%, respectively, of net assets). (Though perceived as an industrial company, GE is in reality a hybrid that derives the majority of its profits from its GE Capital unit.) Financial services stocks lost ground last fall as the Federal Reserve raised interest rates. Then, as indications of higher inflation abated, they recovered as the market came to believe that the Fed would soon complete its rate-hike program.

--------------------------------------------------------------------------------
Sector Breakdowns (as of 9/30/00)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Technology: 42%
Consumer Non-Cyclical: 16%
Industrial: 13%
Utilities: 9%
Consumer Cyclical: 8%
Financial: 7%
Energy: 5%

Sector breakdowns are calculated as a percentage of net assets. Because the Portfolio is actively managed, there can be no guarantee that the Portfolio will continue to maintain this breakdown in the future.

Positive prospects for economy, profits -- even technology

At this point, we believe that "the glass is half-full, not half-empty." The U.S. economy remains strong and, driven by the hunger for information and technology-based innovation, should continue to grow. Inflation will likely remain muted, which may mean an end to rising interest rates. In fact, the Federal Reserve may even need to ease rates, to ensure that it does not turn the long-sought "soft landing" into a rough splashdown. In such an environment, we would expect profit growth to be positive, particularly for companies at the forefront of creating or applying technology.

At this juncture, we feel much of the overvaluation has been stripped out of growth stocks, and look for improvement in the equity market as we head into 2001. We have positioned the portfolio accordingly and maintain our commitment to technology and telecommunications. We believe investors will be rewarded in the long run for their support of quality technology companies.


/s/ Erik Gustafson                                               /s/ David Brady

Erik Gustafson and David Brady, senior vice presidents of the Advisor, serve as co-portfolio managers of the Liberty Growth Stock Fund.

An investment in the Fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. Although there are currently no plans to do so, the Fund may invest up to 25% of its assets in foreign stocks. International investing involves greater risks, including a greater degree of social, political and economic volatility.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------

September 30, 2000
(In thousands)

SR&F Growth Stock Portfolio
--------------------------------------------------------------------------------

Common Stocks -- 95.0%                                        Shares       Value
--------------------------------------------------------------------------------
Consumer Discretionary -- 9.6%
Consumer Durables & Apparel -- 1.7%
Consumer Electronics
Gemstar -- TV Guide International, Inc. (a)                     450    $  39,234
                                                                       ---------
Media -- 3.0%
Broadcasting & Cable
AT&T Corp-Liberty Media Group,
   Class A (a)                                                2,000       36,000
Comcast Corp., Class A, Special                                 750       30,703
                                                                       ---------
                                                                          66,703
                                                                       ---------
Retailing -- 4.9%
Department Stores -- 2.6%
Kohl's Corp. (a)                                              1,000       57,687
                                                                       ---------
Home Improvement Retail -- 2.3%
The Home Depot, Inc.                                            975       51,736
                                                                       ---------
--------------------------------------------------------------------------------
Financials -- 6.2%
Diversified Financials
Diversified Financial Services
Citigroup, Inc.                                               1,750       94,609
The Goldman Sachs Group, Inc.                                   400       45,575
                                                                       ---------
                                                                         140,184
                                                                       ---------
--------------------------------------------------------------------------------
Food & Drug Retailing -- 2.6%
Food Retail
Safeway, Inc. (a)                                             1,250       58,359
                                                                       ---------
--------------------------------------------------------------------------------
Health Care -- 13.3%
Biotechnology & Pharmaceuticals -- 10.4%
Biotechnology -- 3.9%
Amgen, Inc.                                                     700       48,880
Immunex Corp. (a)                                               900       39,150
                                                                       ---------
                                                                          88,030
                                                                       ---------
Pharmaceuticals -- 6.5%
Johnson & Johnson                                               700       65,756
Pfizer, Inc.                                                  1,800       80,888
                                                                       ---------
                                                                         146,644
                                                                       ---------
Health Care Equipment & Services -- 2.9%
Health Care Equipment
Medtronic, Inc.                                               1,250       64,765
                                                                       ---------
--------------------------------------------------------------------------------
Industrials -- 7.4%
Capital Goods
Industrial Conglomerates
General Electric Co.                                          1,500       86,531
Tyco International Ltd.                                       1,550       80,406
                                                                       ---------
                                                                         166,937
                                                                       ---------
--------------------------------------------------------------------------------
Software & Services -- 9.0%
Internet Software & Services -- 4.3%
America Online, Inc.                                          1,600       86,000
VeriSign, Inc. (a)                                               50       10,128
                                                                       ---------
                                                                          96,128
                                                                       ---------
--------------------------------------------------------------------------------
Systems Software -- 4.7%
Microsoft Corp. (a)                                             700       42,175
Oracle Corp., (a)                                               800       63,000
                                                                       ---------
                                                                         105,175
                                                                       ---------
--------------------------------------------------------------------------------
Technology Hardware & Equipment -- 30.3%
Computer Storage & Peripherals -- 4.4%
EMC Corp. (a)                                                 1,000       99,125
                                                                       ---------
Networking Equipment -- 3.3%
Cisco Systems, Inc. (a)                                       1,350       74,587
                                                                       ---------
Semiconductor Equipment -- 3.2%
Applied Materials, Inc. (a)                                     750       44,484
Novellus Systems, Inc. (a)                                      600       27,938
                                                                       ---------
                                                                          72,422
                                                                       ---------
Semiconductors -- 3.4%
LSI Logic Corp. (a)                                           1,000       29,250
Texas Instruments, Inc.                                       1,000       47,188
                                                                       ---------
                                                                          76,438
                                                                       ---------
Telecommunications Equipment -- 16.0%
Comverse Technology, Inc. (a)                                   500       54,000
Corning, Inc.                                                   350      103,950
JDS Uniphase Corp. (a)                                          550       52,078
Motorola, Inc.                                                1,850       52,263
Nortel Networks Corp.                                         1,000       59,563
Telefonaktiebolaget LM Ericsson                               2,500       37,031
                                                                       ---------
                                                                         358,885
                                                                       ---------
--------------------------------------------------------------------------------
Telecommunication Services -- 7.1%
Diversified Telecom Services -- 5.4%
Alternative Carriers -- 3.4%
Global Crossing Ltd. (a)                                      1,750       54,250
Level 3 Communications, Inc. (a)                                300       23,138
                                                                       ---------
                                                                          77,388
                                                                       ---------
Integrated Telecom Services -- 2.0%
WorldCom, Inc. (a)                                            1,500       45,563
                                                                       ---------
Wireless Telecom Services -- 1.7%
American Tower Corp., Class A (a)                             1,000       37,688
                                                                       ---------
--------------------------------------------------------------------------------
Utilities -- 9.5%
Electric Utilities -- 5.2%
AES Corp. (a)                                                   550       37,675
Calpine Corp. (a)                                               750       78,281
                                                                       ---------
                                                                         115,956
                                                                       ---------
Multi-Utilities -- 4.3%
Enron Corp.                                                   1,100       96,388
                                                                       ---------
Total Common Stocks
   (cost of $1,390,469)(b)                                             2,136,022
                                                                       ---------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------

SR&F Growth Stock Portfolio
--------------------------------------------------------------------------------

Short-Term Obligations -- 5.5%                              Par          Value
--------------------------------------------------------------------------------
Commercial Paper
Associates Corp. of North America
          6.700% (c)  10/2/00                            $ 34,660    $   34,654
Houston Industries Financial Companies
          7.000% (c)  10/2/00                              50,000        49,990
Illinois Power
          7.050% (c)  10/2/00                              40,000        39,992
                                                                     ----------
                                                                        124,636
                                                                     ----------
Other Assets & Liabilities, Net -- (0.5)%                               (11,849)
--------------------------------------------------------------------------------
Net Assets -- 100%                                                   $2,248,809
                                                                     ----------

Notes to Investment Portfolio:

(a) Non-income producing.
(b) Cost for federal income tax purposes is $1,394,863.
(c) Rate represents yield at time of purchase.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets & Liabilities
--------------------------------------------------------------------------------

September 30, 2000
(In thousands)

SR&F Growth Stock Portfolio
--------------------------------------------------------------------------------
Assets
Investments at value (cost $1,390,469)                           $2,136,022
Short-term obligations                                              124,636
                                                                 ----------
                                                                  2,260,658
Cash                                               $     5
Receivable for:
   Investments sold                                  4,667
   Dividend                                            274            4,946
                                                   ------------------------
     Total Assets                                                 2,265,604

Liabilities
Payable for:
   Investments purchased                            15,858
Accrued:
   Management fee                                      878
   Bookkeeping fee                                       7
   Transfer agent fee                                    1
Other                                                   51
                                                   -------
     Total Liabilities                                               16,795
                                                                 ----------
Net Assets                                                       $2,248,809
                                                                 ==========

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

For the Year Ended September 30, 2000
(In thousands)

SR&F Growth Stock Portfolio
--------------------------------------------------------------------------------
Investment Income
Dividends                                                          $  5,011
Interest                                                              4,450
                                                                   --------
   Total investment income (net of
     nonreclaimable foreign taxes
     withheld at source of $63)                                       9,461

Expenses
Management fee                                     $10,085
Transfer agent fee                                       6
Bookkeeping fee                                         70
Trustees fee                                            28
Custodian fee                                           49
Audit fee                                               17
Legal fee                                               44
Other                                                   50
                                                   -------
                                                                     10,349
                                                                   --------
   Net Investment Loss                                                 (888)
                                                                   --------
Net Realized & Unrealized
Gain on Portfolio Positions
Net realized gain on investments                                    195,941
Net change in unrealized
   appreciation /depreciation
   during the period                                                257,706
                                                                   --------
     Net Gain                                                       453,647
                                                                   --------
Increase in Net Assets from Operations                             $452,759
                                                                   ========

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

(In thousands)

SR&F Growth Stock Portfolio
--------------------------------------------------------------------------------
                                                      Year ended September 30,
                                                    ----------------------------
                                                       2000              1999
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations:
Net investment income (loss)                       $     (888)       $    2,164
Net realized gain                                     195,941            76,399
Net change in unrealized
   appreciation/depreciation
   during the period                                  257,706           189,808
                                                   ----------        ----------
     Net Increase from
       Operations                                     452,759           268,371
                                                   ----------        ----------
Transactions in Investors'
Beneficial Interest
Contributions                                       1,075,716           680,228
Withdrawals                                          (527,819)         (431,989)
                                                   ----------        ----------
   Net increase from transactions
     in investors' beneficial
     interest                                         547,897           248,239
                                                   ----------        ----------
   Net Increase in Net Assets                       1,000,656           516,610

Net Assets
Beginning of period                                 1,248,153           731,543
                                                   ----------        ----------
End of period                                      $2,248,809        $1,248,153
                                                   ----------        ----------

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets & Liabilities
--------------------------------------------------------------------------------

September 30, 2000
(In thousands except for per share amounts and footnotes)

Liberty Growth Stock Fund
--------------------------------------------------------------------------------

Assets
Investment in Portfolio, at value                                $1,163,151
Receivable for Fund shares sold                                      10,490
                                                                 ----------
     Total Assets                                                 1,173,641

Liabilities
Payable for
   Fund shares repurchased                         $14,907
Accrued:
   Administration fees                                 129
   Service fee                                          18
   Distribution fee                                      5
   Transfer agent fees                                 354
   Bookkeeping fees                                      4
Other                                                   50
                                                   -------
     Total Liabilities                                               15,467
                                                                 ----------
Net Assets                                                       $1,158,174
                                                                 ----------
Net asset value & redemption price per share -
   Class A ($197,345/9,223)                                      $    21.40
                                                                 ----------
Maximum offering price per share -
   Class A ($21.40/0.9425)                                       $    22.71
                                                                 ----------
Net asset value & offering price per share -
   Class B ($886,331/42,289)                                     $    20.96
                                                                 ----------
Net asset value & offering price per share -
   Class C ($70,818/3,384)                                       $    20.93
                                                                 ----------
Net asset value, redemption & offering price
   per share - Class K ($3,680/172)                              $    21.44
                                                                 ----------
Composition of Net Assets
Capital paid in                                                  $  955,668
Accumulated net realized gain                                         9,588
Net unrealized appreciation                                         192,918
                                                                 ----------
                                                                 $1,158,174
                                                                 ----------

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

For the Year Ended September 30, 2000
(In thousands)

Liberty Growth Stock Fund
--------------------------------------------------------------------------------

Investment Income
Dividend income allocated from Portfolio                           $  2,157
Interest income allocated from Portfolio                              1,964
                                                                   --------
                                                                      4,121
Expenses
Expenses allocated from Portfolio                   $4,529
Administration fee                                   1,146
Service fee - Class A                                  387
Service fee - Class B                                1,568
Service fee - Class C                                  116
Distribution fee - Class A                             153
Distribution fee - Class B                           4,633
Distribution fee - Class C                             351
Distribution fee - Class K                               8
Transfer agent fee                                   2,346
Bookkeeping fee                                         44
Trustees fee                                             9
Custodian fee                                            1
Audit fee                                                6
Legal fee                                                4
Registration fee                                       151
Reports to shareholders                                 26
Other                                                    2
                                                    ------
Total expenses                                      15,480
Fees waived by Distributor - Class A                   (77)          15,403
                                                    ======         ========

Net Investment Loss                                                 (11,282)
                                                                   --------
Realized and Unrealized Gain
Allocated from Portfolio
Net realized gain allocated from
   Portfolio                                                         18,899

Net change in unrealized
   appreciation/depreciation
   allocated from Portfolio                                         144,040
                                                                   --------
   Net Gain                                                         162,939
                                                                   --------
   Increase in Net Assets from Operations                          $151,657
                                                                   --------

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

(In thousands)

Liberty Growth Stock Fund
--------------------------------------------------------------------------------
                                                      Year ended September 30,
                                                    ----------------------------
                                                        2000             1999
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                                $   (11,282)       $  (2,945)
Net realized gain (loss)                                18,899           (2,382)
Net change in unrealized
   appreciation/depreciation                           144,040           46,504
                                                   -----------        ---------
                                                       151,657           41,177
                                                   -----------        ---------
Fund Share Transactions:
Receipts for shares sold -
   Class A                                             631,364          136,994
Cost of shares repurchased -
   Class A                                            (560,723)         (95,861)
                                                   -----------        ---------
                                                        70,641           41,133
                                                   -----------        ---------
Receipts for shares sold -
   Class B                                             567,931          250,089
Cost of shares repurchased -
   Class B                                             (95,734)         (32,938)
                                                   -----------        ---------
                                                       472,197          217,151
                                                   -----------        ---------
Receipts for shares sold -
   Class C                                              45,361           15,395
Cost of shares repurchased -
   Class C                                              (9,480)          (2,877)
                                                   -----------        ---------
                                                        35,881           12,518
                                                   -----------        ---------
Receipts for shares sold -
   Class K                                               2,183            2,058
Cost of shares repurchased -
   Class K                                                (996)          (4,335)
                                                   -----------        ---------
                                                         1,187           (2,277)
                                                   -----------        ---------
Net Increase from
   Fund Share Transactions                             579,906          268,525
                                                   -----------        ---------
     Total Increase                                    731,563          309,702

Net Assets
Beginning of period                                    426,611          116,909
                                                   -----------        ---------
End of period (including
   undistributed net investment
   income of none and none,
   respectively)                                   $ 1,158,174        $ 426,611
                                                   -----------        ---------

Number of Fund Shares
Sold - Class A                                          30,389            8,524
Repurchased - Class A                                  (27,039)          (5,996)
                                                       -------          -------
                                                         3,350            2,528
                                                       -------          -------
Sold - Class B                                          27,607           15,980
Repurchased - Class B                                   (4,652)          (2,109)
                                                       -------          -------
                                                        22,955           13,871
                                                       -------          -------
Sold - Class C                                           2,164              974
Repurchased - Class C                                     (456)            (192)
                                                       -------          -------
                                                         1,708              782
                                                       -------          -------
Sold - Class K                                             119              139
Repurchased - Class K                                      (50)            (269)
                                                       -------          -------
                                                            69             (130)
                                                       -------          -------

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

September 30, 2000

Note 1. Organization

Liberty Growth Stock Fund (the "Fund"), (formerly Stein Roe Advisor Growth Stock
Fund), is a multi-class series of Liberty-Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Stock Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long-term appreciation potential. The Fund may issue an unlimited number of shares. The Fund currently offers four classes of shares: Class A, Class B, Class C and Class K. Class A shares are sold with a front end sales charge and an annual distribution fee. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class K shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class K shares, as described in the Fund's prospectus.

The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis based on methods approved by the Internal Revenue Service. At September 30, 2000, the Fund owned 51.7% of the Portfolio.

Security valuation and transactions

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights

All income, expenses (other than Class A, Class B and Class C service fees and Class A, Class B, Class C and Class K distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B, Class C and Class K per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees per share applicable to Class A, Class B and Class C shares.

Federal income taxes

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Other

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Corporate actions are recorded on the ex-date.

Note 2. Fees and Compensation Paid to Affiliates

Management fee

Stein Roe and Farnham Inc. (the Advisor) is the investment Advisor of the Portfolio and receives a monthly fee as follows:

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   Average Net Assets                 Annual Fee Rate
   ------------------                 ---------------
   First $500 million                      0.60%
   Next $500 million                       0.55%
   Over $1 billion                         0.50%

Administration fee

The Advisor also provides accounting and other services to the Fund for a monthly fee as follows:

   Average Net Assets                 Annual Fee Rate
   ------------------                 ---------------
   First $500 million                      0.150%
   Next $500 million                       0.125%
   Over $1 billion                         0.100%

Bookkeeping fee

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25,000 to the Portfolio and Fund plus 0.0025% annually of the Portfolio's and Fund's average daily net assets over $50 million.

Transfer agent fee

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services to the Fund and receives reimbursement for certain out of pocket expenses. Transfer agent fees are computed at an annual rate of 0.236% of the average daily net assets attributable to Class A, Class B and Class C. Transfer agent fees for Class K shares are computed at an annual rate of 0.30% of Class K's average daily net assets. The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended September 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $98,573 on sales of the Fund's Class A shares and received contingent deferred sales charges of $780, $823,041 and $6,992 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee equal to 0.10%, 0.75%, 0.75% and 0.25% annually of the average net assets attributable to Class A, Class B, Class C and Class K shares, respectively. The Distributor has voluntarily agreed to waive a portion of the Class A distribution fee so that it will not exceed 0.05% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Note 3. Portfolio Information

During the year ended September 30, 2000, purchases and sales of investments, other than short-term obligations, were $1,814,331,994 and $1,329,399,616 respectively.

Unrealized appreciation (depreciation) for the year ended September 30, 2000 based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation            $811,408,221
  Gross unrealized depreciation             (70,249,419)
                                           ------------
    Net unrealized appreciation            $741,158,802
                                           ------------
Other

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 4. Line of Credit

The Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to each trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each Fund based on the relative asset size of the Fund to the Trust. The commitment fee is included in other expenses on the Statement of Operations. For the year ended September 30, 2000, the Trust and Fund had no borrowings under the agreement.

Note 5. Other Related Party Transactions

During the year ended September 30, 2000, the Portfolio used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the year were $44,736.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

Liberty Growth Stock Fund
------------------------------------------------------------------------------------------------
                                                        Year ended September 30, 2000
                                            Class A         Class B        Class C       Class K
------------------------------------------------------------------------------------------------
Net Asset Value -- Beginning of Period      $  15.98        $  15.76       $ 15.74        $15.97
                                            ----------------------------------------------------
Income From Investment Operations:
Net investment loss (a)                        (0.16)(b)       (0.30)        (0.30)        (0.16)
Net realized and unrealized gain                5.58            5.50          5.49          5.63
                                            ----------------------------------------------------
Total from Investment Operations                5.42            5.20          5.19          5.47
                                            ----------------------------------------------------
Net Asset Value -- End of Period            $  21.40        $  20.96       $ 20.93        $21.44
                                            ----------------------------------------------------
Total return (c)                               33.92%(d)       32.99%        32.97%        34.25%
                                            ====================================================
Ratios to Average Net Assets
Expenses (e)                                    1.31%(b)        2.01%         2.01%         1.32%
Net investment income (loss) (e)               (0.81)%(b)      (1.51)%       (1.51)%       (0.82)%
Net assets at end of period (000)           $197,345        $886,331       $70,818        $3,680

(a) Per share data was calculated using average shares outstanding during the period.
(b) Net of fees waived by the Distributor which amounted to $0.010 per share and 0.05%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Federal Income Tax information (unaudited)

For the fiscal year ended September 30, 2000, the Fund designates long-term capital gains of $11,860,706.
--------------------------------------------------------------------------------

                                                         Year ended September 30, 1999
                                            Class A         Class B         Class C        Class K
--------------------------------------------------------------------------------------------------
Net Asset Value -- Beginning of Period      $ 11.82        $  11.74         $ 11.72         $11.86
                                            ------------------------------------------------------
Income From Investment Operations:
Net investment loss (a)                       (0.09)(b)       (0.20)          (0.20)         (0.09)
Net realized and unrealized gain               4.25            4.22            4.22           4.20
                                            ------------------------------------------------------
Total from Investment Operations               4.16            4.02            4.02           4.11
                                            ------------------------------------------------------
Net Asset Value -- End of Period            $ 15.98        $  15.76         $ 15.74         $15.97
                                            ------------------------------------------------------
Total return (c)                              35.19%          34.24%          34.30%         34.65%
Ratios to Average Net Assets
Expenses (d)                                   1.35%(b)        2.05%           2.05%          1.30%
Net investment income (loss) (d)              (0.60%)(b)      (1.30%)         (1.30%)        (0.55%)
Net assets at end of period (000)           $93,835        $304,754         $26,373         $1,649

(a) Per share data was calculated using average shares outstanding during the period.
(b) Net of fees waived by the Distributor which amounted to $0.008 per share and 0.05%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

Liberty Growth Stock Fund
-----------------------------------------------------------------------------------------------------
                                                         Year ended September 30, 1998(a)
                                            Class A          Class B          Class C          Class K
------------------------------------------------------------------------------------------------------
Net Asset Value -- Beginning of Period      $ 11.59          $ 11.59          $ 11.59          $11.26
                                            ---------------------------------------------------------
Income From Investment Operations:
Net investment loss (b)                       (0.04)           (0.08)           (0.08)          (0.03)
Net realized and unrealized gain               0.27             0.23             0.21            0.63
                                            ---------------------------------------------------------
   Total from Investment Operations            0.23             0.15             0.13            0.60
                                            ---------------------------------------------------------
Net Asset Value -- End of Period            $ 11.82          $ 11.74          $ 11.72          $11.86
                                            ---------------------------------------------------------
Total return (d)                               1.98%(e)         1.29%(e)         1.12%(e)        5.33%
Ratio to Average Net Assets
Expenses (c)                                   1.40%(f)         2.10%(f)         2.10%(f)        1.35%
Net investment income (loss)(d)               (0.50%)(f)       (1.20%)(f)       (1.21%)(f)      (0.47%)
Net assets at end of period (000)           $39,521          $64,148          $10,472          $2,768

(a)   From commencement of multi-class offering on October 15, 1997.
(b) Per share data was calculated using average shares outstanding during the period.
(c) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 1.63%, 2.31%, 2.30% and 2.07%, respectively for the period ended September 30, 1998.
(d)   Computed giving effect to Advisor's expense limitation undertaking.
(e)   Not annualized.
(f)   Annualized.

                                                   Year ended September 30, 1997
                                                             Class K
--------------------------------------------------------------------------------
Net Asset Value -- Beginning of Period                       $ 10.00
                                                             -------
Income From Investment Operations:
Net investment loss (a)                                        (0.01)
Net realized and unrealized gain                                1.27
                                                             -------
   Total from Investment Operations                             1.26
                                                             -------
Net Asset Value -- End of Period                             $ 11.26
                                                             -------
Total return                                                   12.60%(b)(c)
Ratios to Average Net Assets
Expenses                                                        1.35%(d)(e)
Net investment income (loss)                                   (0.22%)(b)(e)
Net assets at end of period (000)                            $   251

(a) Per share data was calculated using average shares outstanding during the period.
(b) Computed giving effect to Advisor's and/or Distributor's expense limitation undertaking.
(c)   Not annualized.
(d) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 56.10% for the period ended September 30, 1998.
(e)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Liberty Growth Stock Portfolio
-------------------------------------------------------------------------------------------------------------------
                                                                             Years ended              Period Ended
                                                                             September 30,            September 30,
                                                                    2000         1999         1998       1997(a)
-------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets                         0.55%       0.58%(b)      0.61%      0.63%(c)
Ratio of net investment income (loss) to average net assets        (0.05)%      0.20%(b)      0.31%      0.52%(c)
Portfolio turnover rate                                               74%         57%           39%        22%

(a)   From commencement of operations on February 3, 1997.
(b) During the year ended September 30, 1999, the Portfolio experienced a one-time reduction in its expenses as a result of expenses accrued in a prior period. The adjustment was not large enough to change the Portfolio's ratios.
(c)   Annualized.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust and the Shareholders of Liberty Growth Stock Fund

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Growth Stock Fund (the "Fund") (a series of Liberty-Stein Roe Funds Investment Trust) and Liberty Growth Stock Portfolio (the "Portfolio") (a series of SR&F Base Trust) at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's and the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund and the Portfolio for periods through September 30, 1998 were audited by other independent accountants, whose report dated November 16, 1998 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
Trustees & Transfer Agent
--------------------------------------------------------------------------------

Trustees

John A. Bacon, Jr.
Private Investor

William W. Boyd
Chairman and Director, Sterling Plumbing Group, Inc.

Linsday Cook
Senior Vice President, Liberty Financial Companies, Inc.

Douglas A. Hacker
Senior Vice President and Chief Financial Officer, United Airlines

Janet Langford Kelly
Senior Vice President - Corporate Development, Secretary and General Counsel, Kellogg Co.

Charles R. Nelson
Van Voorhis Professor of Political Economy, University of Washington

Joseph R. Palombo
Executive Vice President and Director, Colonial Management Associates

Thomas C. Theobald
Managing Partner, William Blair Capital Partners

Important Information About This Report
The Transfer Agent for Liberty Growth Stock Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth Stock Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Annual Report:
Liberty Growth Stock Fund

--------------------------------------------------------------------------------

                               Give me Liberty.(R)

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long-term. It's a relationship that's focused on you and your needs.

--------------------------------------------------------------------------------

                                                                ----------------
Liberty Growth Stock Fund Annual Report, September 30, 2000         BULK RATE
                                                                  U.S. POSTAGE
[LOGO] L I B E R T Y                                                  PAID
       --------------                                            HOLLISTON, MA
            F U N D S                                            PERMIT NO. 20
                                                                ----------------

       Liberty Funds Distributor, Inc. (C)2000
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       www.libertyfunds.com

                                                706-02/172D-0900 (11/00) 00/1974

--------------------------------------------------------------------------------

                               Give me Liberty.(R)

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long-term. It's a relationship that's focused on you and your needs.

--------------------------------------------------------------------------------

Liberty Growth Stock Fund Annual Report, September 30, 2000

[LOGO] L I B E R T Y
       --------------
            F U N D S


       Liberty Funds Distributor, Inc. (C)2000
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       www.libertyfunds.com

                                                706-02/172D-0900 (11/00) 00/1974

--------------------------------------------------------------------------------

                               Give me Liberty.(R)

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long-term. It's a relationship that's focused on you and your needs.

--------------------------------------------------------------------------------

Liberty Growth Stock Fund Annual Report, September 30, 2000

[LOGO] L I B E R T Y
       --------------
            F U N D S


                                                706-02/172D-0900 (11/00) 00/1974